Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2018, the Company’s financial assets and liabilities that are measured and recognized at fair value on a recurring basis are categorized as follows:

	As at December 31, 2018		As at December 31, 2017
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	4,155	—	9,744	—
Fuel derivative contracts (Note 14)	—	(1,837)	—	7,366
Interest rate swaps (Note 14)	—	740	—	1,246
Convertible senior subordinated notes (Note 10)	—	—	—	(277,650)
Gold forward contracts (Note 14)	—	—	—	(4,952)

Disclosure of fair value measurement of liabilities
As at December 31, 2018, the Company’s financial assets and liabilities that are measured and recognized at fair value on a recurring basis are categorized as follows:

	As at December 31, 2018		As at December 31, 2017
	Level 1	Level 2	Level 1	Level 2
	$	$	$	$

Long-term investments (Note 7)	4,155	—	9,744	—
Fuel derivative contracts (Note 14)	—	(1,837)	—	7,366
Interest rate swaps (Note 14)	—	740	—	1,246
Convertible senior subordinated notes (Note 10)	—	—	—	(277,650)
Gold forward contracts (Note 14)	—	—	—	(4,952)

Disclosure of liquidity risk
As at December 31, 2018, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 10 for debt repayments and Note 21 for capital expenditure commitments.

	2019	2020	2021	2022	2023	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	80,318	—	—	—	—	80,318
Derivative liabilities	360	1,477	—	—	—	1,837
Revolving credit facility:
Principal	—	—	400,000	—	—	400,000
Interest & commitment fees (estimated)	21,731	21,731	11,287	—	—	54,749
Fekola equipment loan facility:
Principal	15,869	15,869	15,869	9,397	1,630	58,634
Interest (estimated)	2,764	1,946	1,119	377	72	6,278
Otjikoto equipment loan facility:
Principal	4,869	3,453	1,958	642	—	10,922
Interest (estimated)	428	234	84	12	—	758
Masbate equipment loan facility:
Principal	3,347	3,347	3,347	2,908	577	13,526
Interest (estimated)	787	570	363	142	9	1,871
Finance lease obligations
Principal	525	525	525	525	86	2,186
Interest (estimated)	62	45	28	12	—	147
Nicaraguan equipment loans:
Principal	398	—	—	—	—	398
Interest (estimated)	9	—	—	—	—	9
	131,467	49,197	434,580	14,015	2,374	631,633

Operating lease commitments	3,072	1,994	1,629	1,046	681	8,422
Capital expenditure commitments	21,085	—	—	—	—	21,085
Mine restoration provision	3,170	2,268	3,711	6,321	5,668	21,138
Employee future benefits	1,184	3,097	248	248	248	5,025
Other liabilities	302	302	302	160	—	1,066
	160,280	56,858	440,470	21,790	8,971	688,369